Intangible Assets	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
INTANGIBLE ASSETS

ACCOUNTING POLICY

Intangible assets consist of all identifiable non-monetary assets without physical substance. They are stated at cost less accumulated amortisation and accumulated impairment losses, if any. The following are the main categories of intangible assets:

Goodwill

Goodwill is an intangible asset with an indefinite useful life which is not amortised but tested for impairment on an annual basis, or when there is an indication of impairment. The excess of consideration transferred over the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. Goodwill on acquisition of subsidiaries, joint ventures and businesses is included in intangible assets. Goodwill on acquisition of associates is included in investments in associates and tested for impairment as part of the overall balance.

Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organisation, the goodwill is re-allocated to the units affected.

The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Technology-based assets

Acquired computer software licences that require further internal development are capitalised on the basis of costs incurred to acquire and bring to use the specific software. These technology-based assets are classified as intangible assets with a finite useful life. These assets are amortised on a straight-line basis over their estimated useful lives, which are reviewed annually, as follows:
• Computer software at 20% per year.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS - IMPAIRMENT OF GOODWILL

Due to the wasting nature of mining assets and the finite life of a mine's reserves, the allocation of goodwill to a shaft will eventually result in an impairment charge for the goodwill. The group tests annually whether separately identifiable goodwill has suffered any impairment in accordance with the accounting policy stated in note 2.5. These calculations use estimates as per note 13.

14	INTANGIBLE ASSETS continued

	SA rand
Figures in million	2019	2018*

Goodwill	520	526
Technology-based assets	13	19
Total intangible assets	533	545
* The goodwill on acquisition of the Moab Khotsong operations was re-presented for the 2018 financial year as a result of the change in the fair value of net identifiable assets acquired amounting to R30 million. Refer to note 12.

GOODWILL

The movement in goodwill is as follows:

	SA rand
Figures in million	2019	2018*

Cost

Balance at beginning of year	2 675	2 373
Acquisition of Moab Khotsong	—	302

Balance at end of year	2 675	2 675

Accumulated amortisation and impairments

Balance at beginning of year	2 149	1 782
Impairment[1]	6	367

Balance at end of year	2 155	2 149
Net carrying value	520	526

The net carrying value of goodwill has been allocated to the following cash generating units:

Bambanani	218	224
Moab Khotsong	302	302

Net carrying value	520	526
1 In 2019 an impairment of R6 million (2018: Rnil) on goodwill was recorded for Bambanani, Rnil (2018: R326 million) for Tshepong Operations and Rnil (2018: R41 million) for Joel as the carrying values exceeded the recoverable values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.

14	INTANGIBLE ASSETS continued

TECHNOLOGY-BASED ASSETS

The movement in technology-based assets is as follows:

	SA rand
Figures in million	2019	2018

Cost

Balance at beginning of year	48	33
Fully depreciated assets no longer in use derecognised	(10)	—
Transfers and other movements	—	6
Additions	1	9

Balance at end of year	39	48

	SA rand
Figures in million	2019	2018

Accumulated amortisation and impairments

Balance at beginning of year	29	21
Fully depreciated assets no longer in use derecognised	(10)	—
Amortisation charge	7	8

Balance at end of year	26	29
Net carrying value	13	19